UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21878
                                                     ---------

                  OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--141.1%
--------------------------------------------------------------------------------------------------------------------------
MARYLAND--87.4%
$          15,000       Allegany County Industrial Devel. (Moran Manor
                        Care Center) 1                                      12.450   %        02/01/2027    $      17,352
--------------------------------------------------------------------------------------------------------------------------
           20,000       Anne Arundel County Solid Waste 1                    5.400            09/01/2013           20,226
--------------------------------------------------------------------------------------------------------------------------
           50,000       Anne Arundel County Solid Waste 1                    5.500            09/01/2015           50,565
--------------------------------------------------------------------------------------------------------------------------
          100,000       Anne Arundel County Solid Waste 1                    5.500            09/01/2016          101,126
--------------------------------------------------------------------------------------------------------------------------
           10,000       Baltimore City Hsg. Corp. 1                          7.750            10/01/2009           10,019
--------------------------------------------------------------------------------------------------------------------------
           50,000       Baltimore Convention Center 1                        5.875            09/01/2039           53,059
--------------------------------------------------------------------------------------------------------------------------
            5,000       Baltimore GO 1                                       5.000            10/15/2015            5,131
--------------------------------------------------------------------------------------------------------------------------
          115,000       Baltimore Pollution Control (General Motors
                        Corp.) 1                                             5.350            04/01/2008          114,653
--------------------------------------------------------------------------------------------------------------------------
          936,000       Baltimore Special Obligation (North Locust
                        Point) 1                                             5.500            09/01/2034          976,950
--------------------------------------------------------------------------------------------------------------------------
          200,000       Brunswick Special Obligation (Brunswick
                        Crossing) 1                                          5.500            07/01/2036          204,680
--------------------------------------------------------------------------------------------------------------------------
           40,000       Clavert County Economic Devel.
                        (Asbury-Solomons) 1                                  5.000            01/01/2027           41,350
--------------------------------------------------------------------------------------------------------------------------
           40,000       Frederick (Carrollton Apartments) 1                  5.650            09/01/2013           40,525
--------------------------------------------------------------------------------------------------------------------------
          100,000       Frederick County Economic Devel.
                        (YMCA of Frederick) 1                                6.000            10/01/2023          102,980
--------------------------------------------------------------------------------------------------------------------------
          200,000       Frederick County Educational Facilities
                        (Mount St. Mary's College) 1                         5.625            09/01/2038          214,554
--------------------------------------------------------------------------------------------------------------------------
           50,000       Frederick County Educational Facilities
                        (Mount St. Mary's College) 1                         5.800            09/01/2030           52,287
--------------------------------------------------------------------------------------------------------------------------
           40,000       MD Community Devel. (Auburn Manor Apartments) 1      5.300            10/01/2028           40,998
--------------------------------------------------------------------------------------------------------------------------
            5,000       MD Community Devel. (Edgewater Village) 1            5.550            08/01/2014            5,248
--------------------------------------------------------------------------------------------------------------------------
            5,000       MD Community Devel. (Infrastructure Financing) 1     5.900            06/01/2026            5,059
--------------------------------------------------------------------------------------------------------------------------
           50,000       MD Community Devel. Administration
                        (Dept. of Hsg. & Community Devel.) 1                 5.050            07/01/2047           51,236
--------------------------------------------------------------------------------------------------------------------------
           30,000       MD Community Devel. Administration
                        (Dept. of Hsg. & Community Devel.)                   5.100            07/01/2023           30,607
--------------------------------------------------------------------------------------------------------------------------
          295,000       MD Community Devel. Administration
                        (Dept. of Hsg. & Community Devel.) 1                 5.250            09/01/2019          302,528
--------------------------------------------------------------------------------------------------------------------------
          115,000       MD Community Devel. Administration
                        (Dept. of Hsg. & Community Devel.) 1                 5.300            09/01/2023          117,620
--------------------------------------------------------------------------------------------------------------------------
           90,000       MD Community Devel. Administration
                        (Dept. of Hsg. & Community Devel.) 1                 5.375            09/01/2024           92,348
--------------------------------------------------------------------------------------------------------------------------
           10,000       MD Community Devel. Administration
                        (Dept. of Hsg. & Community Devel.) 1                 5.400            07/01/2022           10,356
--------------------------------------------------------------------------------------------------------------------------
           15,000       MD Community Devel., Series A 1                      5.500            07/01/2030           15,342
--------------------------------------------------------------------------------------------------------------------------
          200,000       MD EDC Student Hsg. (Bowie State University) 1       5.375            06/01/2033          193,420
--------------------------------------------------------------------------------------------------------------------------
           50,000       MD EDC Student Hsg. (Bowie State University) 1       6.000            06/01/2023           51,430
--------------------------------------------------------------------------------------------------------------------------
          360,000       MD EDC Student Hsg. (Collegiate Hsg.
                        Foundation) 1                                        6.000            06/01/2030          374,029
--------------------------------------------------------------------------------------------------------------------------
           25,000       MD Energy Financing Administration Solid Waste
                        Disposal (Wheelabrator Water) 1                      6.450            12/01/2016           25,541
--------------------------------------------------------------------------------------------------------------------------
          110,000       MD H&EFA (Doctors Community Hospital) 1              5.750            07/01/2013          110,141
--------------------------------------------------------------------------------------------------------------------------
           70,000       MD H&HEFA (Broadmead) 1                              5.500            07/01/2017           71,757
--------------------------------------------------------------------------------------------------------------------------
          250,000       MD H&HEFA (Doctors Community Hospital) 1             5.500            07/01/2024          250,205
--------------------------------------------------------------------------------------------------------------------------


                1 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
$         125,000       MD H&HEFA (Edenwald) 1                               5.200   %        01/01/2024    $     129,893
--------------------------------------------------------------------------------------------------------------------------
           50,000       MD H&HEFA (Edenwald) 1                               5.400            01/01/2031           52,381
--------------------------------------------------------------------------------------------------------------------------
          200,000       MD H&HEFA (Edenwald) 1                               5.400            01/01/2037          208,808
--------------------------------------------------------------------------------------------------------------------------
           25,000       MD H&HEFA (HMH) 1                                    5.500            01/01/2020           25,650
--------------------------------------------------------------------------------------------------------------------------
           25,000       MD H&HEFA (HMH/Fallston General Hospital
                        Obligated Group) 1                                   5.125            01/01/2033           25,550
--------------------------------------------------------------------------------------------------------------------------
          115,000       MD H&HEFA (Johns Hopkins University) 1               5.625            07/01/2027          118,310
--------------------------------------------------------------------------------------------------------------------------
          500,000       MD H&HEFA (King Farm Presbyterian Community) 2       5.300            01/01/2037          495,545
--------------------------------------------------------------------------------------------------------------------------
            5,000       MD H&HEFA (Loyola College) 1                         5.000            10/01/2039            5,133
--------------------------------------------------------------------------------------------------------------------------
          110,000       MD H&HEFA (Montgomery General Hospital) 1            5.000            07/01/2023          111,669
--------------------------------------------------------------------------------------------------------------------------
           45,000       MD H&HEFA (Montgomery General Hospital) 1            5.625            07/01/2018           45,064
--------------------------------------------------------------------------------------------------------------------------
           20,000       MD H&HEFA (Peninsula United Methodist Homes) 1       5.750            10/01/2026           20,367
--------------------------------------------------------------------------------------------------------------------------
          150,000       MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated
                        Group) 1                                             5.250            07/01/2035          156,567
--------------------------------------------------------------------------------------------------------------------------
           50,000       MD H&HEFA (Washington Christian Academy) 1           5.250            07/01/2018           50,135
--------------------------------------------------------------------------------------------------------------------------
          300,000       MD H&HEFA (Washington Christian Academy) 1           5.500            07/01/2038          301,260
--------------------------------------------------------------------------------------------------------------------------
          200,000       MD Hsg. Community Devel. People's Resource
                        Center 1                                             5.000            09/01/2012          204,762
--------------------------------------------------------------------------------------------------------------------------
          280,000       MD Hsg. Community Devel. People's Resource
                        Center                                               5.250            09/01/2029          286,443
--------------------------------------------------------------------------------------------------------------------------
          250,000       MD Hsg. Community Devel. People's Resource
                        Center 1                                             5.375            09/01/2022          256,758
--------------------------------------------------------------------------------------------------------------------------
          280,000       MD Hsg. Community Devel. People's Resource
                        Center 1                                             5.450            09/01/2032          288,263
--------------------------------------------------------------------------------------------------------------------------
           25,000       MD Hsg. Community Devel. People's Resource
                        Center 1                                             5.500            09/01/2022           25,916
--------------------------------------------------------------------------------------------------------------------------
           25,000       MD Hsg. Community Devel. People's Resource
                        Center 1                                             5.550            07/01/2031           25,968
--------------------------------------------------------------------------------------------------------------------------
           35,000       MD Hsg. Community Devel. People's Resource
                        Center 1                                             5.950            07/01/2023           35,726
--------------------------------------------------------------------------------------------------------------------------
           70,000       MD Hsg. Community Devel. People's Resource
                        Center 1                                             6.000            07/01/2039           71,787
--------------------------------------------------------------------------------------------------------------------------
          250,000       MD Hsg. Community Devel. People's Resource
                        Center (Waters Landing II Apartments) 1              5.875            08/01/2033          262,753
--------------------------------------------------------------------------------------------------------------------------
          105,000       MD Industrial Devel. Financing Authority
                        (Bon Secours Health Systems) 1                       5.500            08/15/2024          106,078
--------------------------------------------------------------------------------------------------------------------------
           50,000       MD Industrial Devel. Financing Authority
                        (Our Lady of Good Counsel) 1                         6.000            05/01/2035           53,707
--------------------------------------------------------------------------------------------------------------------------
           10,000       MD Stadium Authority (Ocean City Convention
                        Center) 1                                            5.300            12/15/2010           10,013
--------------------------------------------------------------------------------------------------------------------------
           40,000       MD Stadium Authority (Ocean City Convention
                        Center) 1                                            5.375            12/15/2012           40,054
--------------------------------------------------------------------------------------------------------------------------
           45,000       MD Stadium Authority Sports Facility 1               5.750            03/01/2022           45,163
--------------------------------------------------------------------------------------------------------------------------
          270,000       MD Stadium Authority Sports Facility 1               5.800            03/01/2026          270,942
--------------------------------------------------------------------------------------------------------------------------
           30,000       Montgomery County Hsg. Opportunities
                        Commission (Avalon Knoll) 1                          6.150            07/01/2026           30,614
--------------------------------------------------------------------------------------------------------------------------
           10,000       Montgomery County Hsg. Opportunities
                        Commission (Multifamily Mtg.) 1                      6.050            07/01/2026           10,079
--------------------------------------------------------------------------------------------------------------------------


                2 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
$           5,000       Montgomery County Hsg. Opportunities
                        Commission (Multifamily Mtg.), Series A 1            6.000   %        07/01/2020    $       5,043
--------------------------------------------------------------------------------------------------------------------------
           40,000       Montgomery County Hsg. Opportunities
                        Commission (Multifamily Mtg.), Series B 1            5.000            07/01/2023           40,936
--------------------------------------------------------------------------------------------------------------------------
           25,000       Montgomery County Hsg. Opportunities
                        Commission (Multifamily Mtg.), Series B 1            6.300            07/01/2016           25,493
--------------------------------------------------------------------------------------------------------------------------
           35,000       Montgomery County Hsg. Opportunities
                        Commission (Multifamily Mtg.), Series C 1            7.150            07/01/2023           35,049
--------------------------------------------------------------------------------------------------------------------------
          155,000       Montgomery County Hsg. Opportunities
                        Commission (Single Family Mtg.) 1                    6.191 3          07/01/2031           34,040
--------------------------------------------------------------------------------------------------------------------------
           20,000       Prince Georges County Hsg. Authority
                        (Langley Gardens Apartments) 1                       5.750            08/20/2029           20,744
--------------------------------------------------------------------------------------------------------------------------
           10,000       Prince Georges County IDA (Hyattsville
                        District Court Facility) 1                           5.900            07/01/2007           10,018
--------------------------------------------------------------------------------------------------------------------------
           65,000       Prince Georges County Local Government 1             6.050            08/01/2012           65,122
--------------------------------------------------------------------------------------------------------------------------
          250,000       Prince Georges County Special District
                        (Victoria Falls) 1                                   5.250            07/01/2035          254,335
--------------------------------------------------------------------------------------------------------------------------
           50,000       Prince Georges County Special Obligation
                        (National Harbor) 1                                  5.200            07/01/2034           51,114
--------------------------------------------------------------------------------------------------------------------------
          100,000       Prince Georges County Special Obligation
                        (Woodview Village) 1                                 5.000            07/01/2032          105,434
                                                                                                            --------------
                                                                                                                8,172,008

U.S. POSSESSIONS--53.7%
           80,000       Puerto Rico Children's Trust Fund (TASC)             5.375            05/15/2033           83,851
--------------------------------------------------------------------------------------------------------------------------
           35,000       Puerto Rico Children's Trust Fund (TASC) 1           5.500            05/15/2039           36,679
--------------------------------------------------------------------------------------------------------------------------
          270,000       Puerto Rico Children's Trust Fund (TASC) 1           5.625            05/15/2043          284,153
--------------------------------------------------------------------------------------------------------------------------
       30,000,000       Puerto Rico Children's Trust Fund (TASC) 1           6.342 3          05/15/2050        2,070,900
--------------------------------------------------------------------------------------------------------------------------
           20,000       Puerto Rico Electric Power Authority, Series AA 1    5.375            07/01/2027           20,459
--------------------------------------------------------------------------------------------------------------------------
          500,000       Puerto Rico HFC, Series B 1                          5.300            12/01/2028          518,355
--------------------------------------------------------------------------------------------------------------------------
          180,000       Puerto Rico Highway & Transportation Authority 1     5.500            07/01/2036          199,150
--------------------------------------------------------------------------------------------------------------------------
          260,000       Puerto Rico Highway & Transportation
                        Authority, Series J 1                                5.125            07/01/2043          272,158
--------------------------------------------------------------------------------------------------------------------------
          890,000       Puerto Rico IMEPCF (American Airlines) 1             6.450            12/01/2025          908,094
--------------------------------------------------------------------------------------------------------------------------
           50,000       Puerto Rico ITEMECF (El Nuevo Dia) 1                 6.150            12/01/2026           50,116
--------------------------------------------------------------------------------------------------------------------------
           50,000       Puerto Rico Port Authority (American
                        Airlines), Series A 1                                6.250            06/01/2026           50,751
--------------------------------------------------------------------------------------------------------------------------
           60,000       Puerto Rico Port Authority (American
                        Airlines), Series A                                  6.300            06/01/2023           60,226
--------------------------------------------------------------------------------------------------------------------------
          200,000       University of Puerto Rico, Series Q 1                5.000            06/01/2030          210,034
--------------------------------------------------------------------------------------------------------------------------
          250,000       University of Puerto Rico, Series Q 1                5.000            06/01/2036          262,341
                                                                                                            --------------
                                                                                                                5,027,267
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $13,091,852)-141.1%                                                          13,199,275
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(41.1)                                                                   (3,843,507)
                                                                                                            --------------
NET ASSETS-100.0%                                                                                           $   9,355,768
                                                                                                            ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after December 31, 2006. See accompanying Notes.


                3 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

3. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

EDC              Economic Devel. Corp.
GO               General Obligation
H&EFA            Health and Educational Facilities Authority
H&HEFA           Hospitals and Higher Education Facilities Authority
HFC              Housing Finance Corp.
HMH              Hartford Memorial Hospital
IDA              Industrial Devel. Agency
IMEPCF           Industrial, Medical and Environmental Pollution Control
                 Facilities
ITEMECF          Industrial, Tourist, Educational, Medical and Environmental
                 Community Facilities
S&EPF            Sheppard & Enoch Pratt Foundation
SPHS             Sheppard Pratt Health System
SPI              Sheppard Pratt Investments
SPPP             Sheppard Pratt Physicians Pennsylvania
TASC             Tobacco Settlement Asset-Backed Bonds
YMCA             Young Men's Christian Assoc.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                    VALUE       PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                          $  2,475,583          18.8%
Single Family Housing                                   2,290,825          17.4
Higher Education                                        1,481,538          11.2
Airlines                                                1,019,071           7.7
Special Assessment                                        976,950           7.4
Hospital/Health Care                                      961,383           7.3
Adult Living Facilities                                   906,994           6.9
Multifamily Housing                                       710,165           5.4
Highways/Railways                                         476,367           3.6
Special Tax                                               459,015           3.5
Education                                                 405,102           3.1
Sports Facility Revenue                                   316,105           2.4
Resource Recovery                                         197,458           1.5
Manufacturing, Durable Goods                              164,769           1.0
Hotels, Restaurants & Leisure                             103,126           0.8
Not-for-Profit Organization                               102,980           0.8
General Obligation                                         70,253           0.5
Marine/Aviation Facilities                                 51,114           0.4
Electric Utilities                                         20,459           0.2
Municipal Leases                                           10,018           0.1
                                                     ---------------------------
Total                                                $ 13,199,275         100.0%
                                                     ===========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity


                4 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2006, the Fund had purchased $496,275 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2833% as of December 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the period ended December 31, 2006, the average daily loan balance was $1,521,687 at an average daily interest rate of 5.285%. The Fund had borrowings outstanding of $3,800,000 at December 31, 2006 at an interest rate of 5.2833%. The Fund had gross borrowings and gross loan repayments of $5,400,000 and $1,600,000, respectively, during the period ended December 31, 2006. The maximum amount of borrowings outstanding at any month-end during the period ended December 31, 2006 was $3,800,000. The Fund paid $523 in fees and $8,359 in interest during the period ended December 31, 2006.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                5 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  13,091,852
                                              ==============

Gross unrealized appreciation                 $     121,469
Gross unrealized depreciation                       (14,046)
                                              --------------
Net unrealized appreciation                   $     107,423
                                              ==============


                6 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 8, 2007, which is a date within 90 days of the filing date of this report on Form N-Q, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) Prior to the evaluation of its internal controls in connection with the certifications in this report, the registrant's management became aware that other investment companies (not affiliated with the registrant) that invested in certain municipal securities referred to as "inverse floaters" and that had transferred certain municipal bonds to special purpose trusts for the purpose of investing in such inverse floaters, accounting for such transfers as "sales" in accordance with common practice in the mutual fund industry, had restated their financial statements to apply the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," ("FAS 140") to the transfers of such municipal bonds in connection with their investments in inverse floaters, in response to comments by their independent public accountants about the sale accounting treatment that had previously been applied by such investment companies to such transfers.

      Prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

      There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the registrant revised and enhanced controls over the application of FAS 140.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Maryland Municipal Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer

Date: February 8, 2007

By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer

Date: February 8, 2007